Income Taxes - Summary of provisions for income tax expense/(benefit) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current tax expense/(benefit)	¥ (5,914)	¥ (72,211)	¥ 25,903
Deferred tax (benefit)/expense	18,890	1,817	(5,322)
Income tax expense/(benefit)	¥ 12,976	¥ (70,394)	¥ 20,581